STATEMENTS OF CONSOLIDATED AND COMBINED EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated earnings (deficit) [Member]	Noncontrolling Interest [Member]	MEMP [Member]	MEMP [Member] Noncontrolling Interest [Member]	Member Equity [Member]	Member Equity [Member] Previous Owners [Member]
Total equity, beginning balance at Dec. 31, 2012	$ 1,276,709	$ 0	$ 0	$ 0
Noncontrolling interests, beginning balance at Dec. 31, 2012		0	0	0	$ 231,662			$ 0	$ 0
Members' equity, beginning balance at Dec. 31, 2012	0	0	0	0	0			811,614	233,433
Net income (loss)	151,332	0	0	0	49,830			90,712	10,790
Contributions	1,214	0	0	0	0			0	1,214
Net Proceeds from MEMP public equity offering	490,138	0	0	0	490,138			0	0
Sale of MEMP common units	135,012	0	0	0	74,311			60,701	0
Distributions	(814,450)	0	0	0	(78,083)			(732,362)	(4,005)
Net book value of net assets acquired from affiliates	0	0	0	0	130,805			50,751	(181,556)
Amortization of MEMP equity awards	3,558	0	0	0	3,558			0	0
Distribution to NGP affiliates in connection with acquisition of assets	(351,235)	0	0	0	(253,055)			(98,180)	0
Noncontrolling interest's share of cash consideration received in excess of the net book value sold to MEMP	0	0	0	0	24			(24)	0
Purchase of noncontrolling interests	(15,135)	0	0	0	(14,832)			(303)	0
Impact of equity transactions of MEMP	0	0	0	0	(54,183)			54,183	0
Other	(1,765)	0	0	0	440			94	(2,299)
Net assets retained by previous owners	(17,246)	0	0	0	0			0	(17,246)
Members' equity, ending balance at Dec. 31, 2013								237,186	40,331
Total stockholders equity, ending balance at Dec. 31, 2013		0	0	0
Total equity, ending balance at Dec. 31, 2013	858,132	0	0	0
Noncontrolling interests, ending balance at Dec. 31, 2013		0	0	0	580,615			0	0
Net income (loss)	(636,063)	0	0	(784,581)	126,788			20,305	1,425
Issuance of shares in connection with restructuring transactions (Note 1)	380,177	215	379,962	0	0			0	0
Issuance of shares in connection with initial public offering (see Note 1)	914,862	1,710	913,152	0	0			0	0
Tax related effects in connection with restructuring transactions and initial public offering	(43,251)	0	(43,251)	0	0			0	0
Share repurchase	(2,215)	(1)		(2,214)		$ (12,903)	$ (12,903)
Restricted stock awards	0	11	(11)	0	0			0	0
Amortization of restricted stock awards	2,804	0	2,804	0	0			0	0
Contribution related to MRD Holdco incentive unit compensation expense (Note 12)	111,866	0	111,866	0	0			0	0
Net Proceeds from MEMP public equity offering	540,698	0	0	0	540,698			0	0
Distributions	(149,084)	0	0	0	(149,084)			0	0
Net book value of net assets acquired from affiliates	3,303	0	0	0	0			45,059	(41,756)
Amortization of MEMP equity awards	7,874	0	0	0	7,874			0	0
Contribution related to sale of assets to NGP affiliate	1,165	0	0	0	0			1,165	0
Net book value of assets sold to NGP affiliate	(621)	0	0	0	0			(621)	0
Distribution to NGP affiliates in connection with acquisition of assets	(66,693)	0	0	0	0			(66,693)	0
Purchase of noncontrolling interests	(3,292)	0	(2,881)	0	(411)			0	0
Distribution of net assets to MRD Holdco	(93,084)	0	0	0	29,994			(123,078)	0
Distribution of shares received in connection with restructuring transactions to MRD Holdco	(110,510)	0	0	0	0			(110,510)	0
Net equity deemed contribution (distribution) related to net assets transferred to MEMP	0	0	5,327	0	(2,668)			(2,659)	0
Restricted equity repurchased and returned to plan						(1,012)	(1,012)
Other	811	0	378	(76)	663			$ (154)	$ 0
Total stockholders equity, ending balance at Dec. 31, 2014	582,410	1,935	1,367,346	(786,871)
Total equity, ending balance at Dec. 31, 2014	1,702,964
Noncontrolling interests, ending balance at Dec. 31, 2014	1,120,554				1,120,554
Net income (loss)	(297,890)	0	0	95,648	(393,538)
Contributions	2,962	0	0	0	2,962
Issuance of shares in connection with restructuring transactions (Note 1)	242,880	138	242,742	0	0
Cost incurred in conjunction with equity offering	(4,402)	0	(4,402)	0	0
Share repurchase	(47,785)	(28)	0	(47,757)	0	$ (53,999)	$ (53,999)
Restricted stock awards	0	9	(9)	0	0
Amortization of restricted stock awards	8,788	0	8,788	0	0
Contribution related to MRD Holdco incentive unit compensation expense (Note 12)	35,142	0	35,142	0	0
Deferred tax adjustments (Note 15)	38,778	0	38,778	0	0
Distributions	(163,007)	0	0	0	(163,007)
Amortization of MEMP equity awards	10,809	0	0	0	10,809
Purchase of noncontrolling interests	(5,946)	0	0	0	(5,946)
Net equity deemed contribution (distribution) related to net assets transferred to MEMP	0	0	(127,149)	0	127,149
Restricted equity repurchased and returned to plan	(1,196)	(1)		(1,195)
Other	(177)	0	(287)	0	110
Total stockholders equity, ending balance at Dec. 31, 2015	822,827	$ 2,053	$ 1,560,949	$ (740,175)
Total equity, ending balance at Dec. 31, 2015	1,467,921
Noncontrolling interests, ending balance at Dec. 31, 2015	$ 645,094				$ 645,094